Financial Instruments, Financial Risks and Capital Management (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Financial Instruments, Financial Risks and Capital Management [Line Items]
Number of customers	1	3
Revenue percentage		10.00%
Customer One [Member]
Financial Instruments, Financial Risks and Capital Management [Line Items]
Trade receivable percentage	60.00%
Customers Three [Member]
Financial Instruments, Financial Risks and Capital Management [Line Items]
Trade receivable percentage		75.00%